STOCK-BASED COMPENSATION - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 119.0	$ 20.0
Liabilities from share-based payment transactions	192.0	54.0
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 126.0	$ 35.0
Weighted average remaining contractual life	9 months 7 days	9 months 25 days
Number of common shares per unit of share-based payment arrangement | shares	1
Number of units outstanding (shares) | shares	3,823,000	3,686,000	2,855,000
Liabilities from share-based payment transactions	$ 119.5	$ 39.3	$ 34.0
Aggregate share-based liability, fair value, other equity instruments, exercised or vested	(45.6)	(31.3)
Aggregate share-based liability, fair value, other equity instruments, granted	98.2	37.6
Aggregate share-based liability fair value, other equity instruments, credit for dividends	1.9	1.7
Increase (decrease) in aggregate share-based liability, fair value, other equity instruments	$ 25.7	$ (2.7)
PGSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares per unit of share-based payment arrangement | shares	1
Number of units outstanding (shares) | shares	3,367,000	3,453,000
Liabilities from share-based payment transactions	$ 94.0	$ 38.0
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with parties other than employees	$ (23.0)	$ 3.0
Number of common shares per unit of share-based payment arrangement | shares	1
Number of units outstanding (shares) | shares	649,000	772,000	1,011,000
Liabilities from share-based payment transactions	$ 28.4	$ 12.0	$ 18.3
Aggregate share-based liability, fair value, other equity instruments, exercised or vested	(7.1)	(6.7)
Aggregate share-based liability, fair value, other equity instruments, granted	2.1	2.5
Aggregate share-based liability fair value, other equity instruments, credit for dividends	0.0	0.0
Increase (decrease) in aggregate share-based liability, fair value, other equity instruments	$ 21.4	$ (2.1)